Income Taxes - Summary of Unrecognized Deferred Tax Assets Expire Unutilized based on Year of Origination (Detail) - Mar. 31, 2021 ₨ in Millions, $ in Millions	USD ($)	INR (₨)
2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 110.2	₨ 8,056.0
2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	119.3	8,719.5
2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	103.0	7,528.1
2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	321.3	23,488.4
2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	92.5	6,763.0
Thereafter [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 443.4	₨ 32,415.4